UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 1.7%
Boeing Co. (The)	41,360	$5,217,564
Curtiss-Wright Corp.	52,950	4,406,499
Moog, Inc. (Class A Stock)*	14,582	786,407
United Technologies Corp.	59,631	5,997,686

		16,408,156

Airlines — 0.2%
Spirit Airlines, Inc.*	40,995	1,782,053

Auto Components — 0.3%
Metaldyne Performance Group, Inc.	101,959	1,661,931
Tenneco, Inc.*	13,226	710,501

		2,372,432

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	21,012	4,690,509

Banks — 8.6%
Ameris Bancorp	27,330	869,914
Bank of America Corp.	488,228	7,220,892
Bank of the Ozarks, Inc.(a)	100,389	3,906,136
BankUnited, Inc.	70,318	2,327,526
Brookline Bancorp, Inc.	49,007	569,951
Citigroup, Inc.	181,913	8,471,688
Columbia Banking System, Inc.	31,618	963,400
Eagle Bancorp, Inc.*	15,913	819,360
East West Bancorp, Inc.	112,313	4,335,282
Glacier Bancorp, Inc.	71,920	1,966,293
Home BancShares, Inc.	21,252	934,025
Investors Bancorp, Inc.	69,878	836,440
JPMorgan Chase & Co.	167,986	10,964,446
Pinnacle Financial Partners, Inc.	26,310	1,293,926
PNC Financial Services Group, Inc. (The)	85,543	7,676,629
Prosperity Bancshares, Inc.	61,522	3,312,960
Renasant Corp.	60,290	2,074,579
Signature Bank*	21,650	2,922,750
Webster Financial Corp.(a)	57,669	2,258,318
Wells Fargo & Co.	211,347	10,719,520
Wintrust Financial Corp.	103,492	5,513,019
Yadkin Financial Corp.	41,061	1,086,885

		81,043,939

Beverages — 0.4%
Monster Beverage Corp.*	27,963	4,194,450

Biotechnology — 3.9%
AbbVie, Inc.	58,158	3,659,883
Alexion Pharmaceuticals, Inc.*	42,348	6,390,313
Amicus Therapeutics, Inc.*(a)	194,237	1,375,198
Anacor Pharmaceuticals, Inc.*	28,969	2,876,622
Biogen Idec, Inc.*	15,855	4,593,669
BioMarin Pharmaceutical, Inc.*	42,325	3,794,436
Celgene Corp.*	68,732	7,252,601
Exact Sciences Corp.*	34,277	227,599
Otonomy, Inc.*	86,787	1,274,901
Radius Health, Inc.*(a)	26,183	949,395
Regeneron Pharmaceuticals, Inc.*	11,489	4,583,307

		36,977,924

Capital Markets — 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	26,667	871,478
Goldman Sachs Group, Inc. (The)	39,256	6,260,547
HFF, Inc. (Class A Stock)	44,344	1,427,877
Moelis & Co., (Class A Stock)	68,570	1,828,076
Morgan Stanley	101,831	2,787,114
Piper Jaffray Cos.*	23,294	983,706

		14,158,798

Chemicals — 1.5%
Dow Chemical Co. (The)	45,215	2,322,242
Ferro Corp.*	281,095	3,887,544
FMC Corp.	94,547	4,490,037
PolyOne Corp.	94,986	3,559,126

		14,258,949

Commercial Services & Supplies — 0.8%
Mobile Mini, Inc.	122,041	4,204,312
West Corp.	150,749	3,180,804

		7,385,116

Communications Equipment — 0.5%
ADTRAN, Inc.	86,972	1,691,605
Ciena Corp.*(a)	19,138	334,150
Palo Alto Networks, Inc.*	17,280	2,254,349

		4,280,104

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp.*	220,690	1,006,346

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	168,469	3,664,201

Consumer Finance — 1.2%
Capital One Financial Corp.	79,893	5,851,363
SLM Corp.*	742,645	5,101,971

		10,953,334

Containers & Packaging — 0.1%
Multi Packaging Solutions International Ltd.*	69,637	1,101,657

Distributors — 0.1%
Fenix Parts, Inc.*(a)	164,675	637,292

Diversified Financial Services — 0.5%
MarketAxess Holdings, Inc.	3,410	477,195
Voya Financial, Inc.	121,003	3,976,159

		4,453,354

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	68,629	2,732,807
ORBCOMM, Inc.*	350,492	3,294,625

		6,027,432

Electric Utilities — 1.3%
El Paso Electric Co.	29,845	1,332,878
FirstEnergy Corp.	185,356	6,081,530
Portland General Electric Co.	126,074	5,191,727

		12,606,135

Electrical Equipment — 0.7%
Eaton Corp. PLC	101,184	6,235,970

Electronic Equipment, Instruments & Components — 1.0%
Anixter International, Inc.*	36,979	2,226,136
Flextronics International Ltd.*	405,772	5,051,862
Plexus Corp.*	42,158	1,851,579

		9,129,577

Energy Equipment & Services — 0.9%
Halliburton Co.	192,168	8,105,646

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	41,073	6,110,430
Kroger Co. (The)	129,254	4,622,123
Natural Grocers by Vitamin Cottage, Inc.*(a)	18,620	246,715
Performance Food Group Co.*	77,844	1,932,867
United Natural Foods, Inc.*	43,031	1,603,335

		14,515,470

Food Products — 2.6%
Adecoagro SA (Argentina)*	320,601	3,648,439
B&G Foods, Inc.	16,308	701,081
ConAgra Foods, Inc.	145,614	6,654,560
Darling Ingredients, Inc.*	74,533	1,144,081
Hain Celestial Group, Inc. (The)*	39,145	1,935,329
Mondelez International, Inc. (Class A Stock)	192,193	8,550,667
Snyder’s-Lance, Inc.	16,660	514,961
SunOpta, Inc. (Canada)*	289,901	1,310,352

		24,459,470

Health Care Equipment & Supplies — 2.0%
ABIOMED, Inc.*(a)	2,661	264,264
Cardiovascular Systems, Inc.*	32,676	551,898
GenMark Diagnostics, Inc.*(a)	199,491	1,502,167
Nevro Corp.*(a)	35,566	2,479,661
Novadaq Technologies, Inc. (Canada)*(a)	219,878	2,124,021
NuVasive, Inc.*	37,770	2,053,555
NxStage Medical, Inc.*	138,639	2,620,277
Tandem Diabetes Care, Inc.*	30,374	198,950
Wright Medical Group NV*	14,248	275,556
Zeltiq Aesthetics, Inc.*(a)	8,865	252,298
Zimmer Biomet Holdings, Inc.	53,397	6,520,308

		18,842,955

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*	23,398	1,377,440
Air Methods Corp.*(a)	101,305	3,431,200
Amedisys, Inc.*	34,380	1,748,911
Amsurg Corp.*	51,996	3,888,781
Envision Healthcare Holdings, Inc.*	70,319	1,744,615
Laboratory Corp. of America Holdings*	41,836	5,352,916
LifePoint Health, Inc.*	36,855	2,443,118
Molina Healthcare, Inc.*(a)	35,817	1,734,617
Premier, Inc. (Class A Stock)*	57,760	1,836,768
Surgery Partners, Inc.*	49,603	682,289
Surgical Care Affiliates, Inc.*	7,381	330,447
Team Health Holdings, Inc.*	42,469	2,037,238

		26,608,340

Hotels, Restaurants & Leisure — 4.8%
Carnival Corp.	135,697	6,478,175
ClubCorp Holdings, Inc.	82,752	998,817
Marriott International, Inc. (Class A Stock)(a)	104,606	6,908,180
McDonald’s Corp.	49,538	6,046,608
Pinnacle Entertainment Inc*	79,009	889,641
Starbucks Corp.	137,914	7,570,100
Texas Roadhouse, Inc.(a)	106,651	4,779,031
Vail Resorts, Inc.	65,492	8,595,825
Wingstop Inc*	10,728	299,311
Zoe’s Kitchen, Inc.*(a)	58,400	2,156,128

		44,721,816

Household Durables — 0.1%
Meritage Homes Corp.*	20,716	755,927

Household Products — 0.7%
Procter & Gamble Co. (The)	83,249	6,746,499

Industrial Conglomerates — 0.6%
General Electric Co.	195,111	5,898,206

Insurance — 2.6%
Chubb Ltd.	60,941	7,715,740
MetLife, Inc.	150,919	6,874,360
Navigators Group, Inc. (The)*	11,439	1,041,864
RLI Corp.	30,384	2,008,686
Validus Holdings Ltd.	46,878	2,282,490
White Mountains Insurance Group Ltd.	6,031	4,857,247

		24,780,387

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.*	31,357	22,664,526
Netflix, Inc.*(a)	80,245	8,230,730
Priceline Group, Inc. (The)*	4,123	5,212,832
Wayfair, Inc. (Class A Stock)*(a)	49,433	2,035,651

		38,143,739

Internet Software & Services — 8.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	90,883	7,452,406
Alphabet, Inc. (Class A Stock)*	16,104	12,059,480
Alphabet, Inc. (Class C Stock)*	16,553	12,178,373
Cornerstone OnDemand, Inc.*	83,377	3,335,914
Criteo SA (France), ADR*	18,097	812,012
Demandware, Inc.*(a)	25,790	1,237,662
eBay, Inc.*	159,153	3,892,882
Facebook, Inc. (Class A Stock)*	168,106	19,972,674
Marketo, Inc.*	59,528	2,097,171
Q2 Holdings, Inc.*	102,328	2,556,154
Tencent Holdings Ltd. (China)	443,254	9,877,409
WebMD Health Corp.*(a)	9,214	605,821

		76,077,958

IT Services — 2.9%
Euronet Worldwide, Inc.*	12,793	1,021,010
Global Payments, Inc.	31,822	2,472,251
InterXion Holding NV (Netherlands)*	77,246	2,893,635
MasterCard, Inc. (Class A Stock)	93,020	8,920,618
Visa, Inc. (Class A Stock)	151,580	11,965,725

		27,273,239

Life Sciences Tools & Services — 0.3%
Fluidigm Corp.*	67,895	668,087
Illumina, Inc.*	11,885	1,721,305
INC Research Holdings, Inc. (Class A Stock)*	6,822	296,825

		2,686,217

Machinery — 1.2%
Barnes Group, Inc.	19,634	655,579
CIRCOR International, Inc.	9,669	541,851
Mueller Water Products, Inc. (Class A Stock)	208,389	2,294,363
NN, Inc.	119,513	1,991,087
RBC Bearings, Inc.*	17,969	1,345,878
Rexnord Corp.*	151,094	3,133,689
Woodward, Inc.	18,905	1,076,451

		11,038,898

Media — 2.2%
Cinemark Holdings, Inc.	118,281	4,279,407
Comcast Corp. (Class A Stock)	96,019	6,078,003
IMAX Corp.*(a)	57,219	1,907,681
Time, Inc.	114,348	1,814,703
Walt Disney Co. (The)	66,907	6,638,512

		20,718,306

Metals & Mining — 0.1%
Ferroglobe PLC	50,179	457,632
Reliance Steel & Aluminum Co.	11,085	824,170

		1,281,802

Multi-Utilities — 0.9%
PG&E Corp.	140,581	8,446,106

Multiline Retail — 0.6%
Target Corp.	85,842	5,904,213

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	87,706	8,858,306
Noble Energy, Inc.	149,691	5,351,453
Occidental Petroleum Corp.	107,227	8,089,205
PDC Energy, Inc.*(a)	64,434	3,740,394
SemGroup Corp. (Class A Stock)	55,346	1,759,449
Suncor Energy, Inc. (Canada)	209,635	5,790,201

		33,589,008

Pharmaceuticals — 6.8%
Allergan PLC*	52,911	12,473,768
Bristol-Myers Squibb Co.	110,922	7,953,108
Dermira, Inc.*	39,000	1,237,860
Intersect ENT, Inc.*	100,479	1,319,289
Merck & Co., Inc.	121,731	6,848,586
Novo Nordisk A/S (Denmark), ADR	88,534	4,961,445
Pfizer, Inc.	248,367	8,618,335
Prestige Brands Holdings, Inc.*	38,372	2,073,623
Shire PLC (Ireland), ADR(a)	52,280	9,732,445
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	159,287	8,262,217

		63,480,676

Professional Services — 0.7%
CEB, Inc.	9,193	586,146
FTI Consulting, Inc.*	6,756	282,739
Korn/Ferry International	92,158	2,658,758
TrueBlue, Inc.*	138,099	2,735,741

		6,263,384

Real Estate Investment Trusts (REITs) — 3.3%
Acadia Realty Trust	40,889	1,386,137
American Tower Corp.	44,065	4,661,196
Capstead Mortgage Corp.	172,257	1,664,003
Chatham Lodging Trust	122,340	2,653,555
Colony Capital, Inc. (Class A Stock)	48,751	893,118
First Potomac Realty Trust	96,862	866,915
Gaming And Leisure Properties, Inc.	40,905	1,346,183
Hersha Hospitality Trust	202,865	3,594,768
LaSalle Hotel Properties	34,962	807,972
MFA Financial, Inc.	365,636	2,636,236
Parkway Properties, Inc.	158,656	2,768,547
Pebblebrook Hotel Trust	43,846	1,105,796
QTS Realty Trust, Inc. (Class A Stock)	80,942	4,182,273
Retail Opportunity Investments Corp.	53,137	1,074,430
Summit Hotel Properties, Inc.	71,430	835,731
Terreno Realty Corp.	14,159	338,966

		30,815,826

Real Estate Management & Development — 0.1%
Marcus & Millichap, Inc.*	47,359	1,203,866

Road & Rail — 0.5%
Heartland Express, Inc.(a)	77,178	1,426,249
Hertz Global Holdings, Inc.*	88,004	852,759
Ryder System, Inc.	33,267	2,316,049

		4,595,057

Semiconductors & Semiconductor Equipment — 2.2%
Cavium, Inc.*	65,969	3,281,958
Inphi Corp.*	13,517	421,595
M/A-COM Technology Solutions Holdings, Inc.*(a)	71,152	2,561,472
Monolithic Power Systems, Inc.	48,478	3,312,502
NXP Semiconductors NV (Netherlands)*	43,026	4,065,527
Texas Instruments, Inc.	112,514	6,818,348

		20,461,402

Software — 8.1%
Adobe Systems, Inc.*	90,392	8,991,292
Aspen Technology, Inc.*(a)	7,654	291,770
BroadSoft, Inc.*	11,712	510,643
Fortinet, Inc.*	74,748	2,557,129
Imperva, Inc.*	5,177	197,658
Infoblox, Inc.*	68,711	1,292,454
Manhattan Associates, Inc.*	28,557	1,882,763
Microsoft Corp.	337,135	17,868,155
Paycom Software, Inc.*(a)	86,622	3,502,994
Proofpoint, Inc.*(a)	39,516	2,316,428
PTC, Inc.*	151,364	5,409,749
QLIK Technologies, Inc.*	100,415	2,881,911
Red Hat, Inc.*	82,880	6,419,885
salesforce.com, Inc.*	144,930	12,132,090
Splunk, Inc.*	76,353	4,386,480
Varonis Systems, Inc.*	12,565	305,581
Workday, Inc. (Class A Stock)*(a)	62,308	4,725,439

		75,672,421

Specialty Retail — 3.3%
Asbury Automotive Group, Inc.*	5,282	296,320
DavidsTea, Inc. (Canada)*(a)	35,272	416,562
DSW, Inc. (Class A Stock)	134,417	2,844,264
Five Below, Inc.*(a)	49,559	2,074,540
Home Depot, Inc. (The)	45,779	6,048,321
Industria de Diseno Textil SA (Spain), ADR	539,067	9,056,326
Mattress Firm Holding Corp.*(a)	79,179	2,674,667
O’Reilly Automotive, Inc.*	20,271	5,360,261
Party City Holdco, Inc.*	104,816	1,461,135
Vitamin Shoppe, Inc.*	11,401	344,766
Zumiez, Inc.*(a)	19,848	295,338

		30,872,500

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	138,184	13,799,054

Textiles, Apparel & Luxury Goods — 2.2%
Coach, Inc.	137,687	5,427,622
Deckers Outdoor Corp.*(a)	20,009	1,052,273
G-III Apparel Group Ltd.*	86,121	3,369,053
NIKE, Inc. (Class B Stock)	186,971	10,324,539
Under Armour, Inc. (Class C Stock)*(a)	6,648	232,481

		20,405,968

Thrifts & Mortgage Finance — 0.3%
OceanFirst Financial Corp.	20,105	374,858
Provident Financial Services, Inc.	76,148	1,554,942
WSFS Financial Corp.	15,243	540,669

		2,470,469

Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc.*	80,883	3,490,102
Univar, Inc.*	62,752	1,170,952

		4,661,054

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR(a)	240,268	8,166,709

TOTAL LONG-TERM INVESTMENTS (cost $722,321,846)		926,830,316

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $110,931,825; includes $99,376,790 of cash collateral for securities on loan)(b)(c)	110,931,825	110,931,825

TOTAL INVESTMENTS — 110.7% (cost $833,253,671)		1,037,762,141
Liabilities in excess of other assets — (10.7)%		(100,658,152)

NET ASSETS — 100.0%		$937,103,989

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,126,572; cash collateral of $99,376,790 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation were as follows:

Tax Basis	$838,103,514

Appreciation	229,638,742
Depreciation	(29,980,115)

Net Unrealized Appreciation	$199,658,627

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,408,156	$—	$—
Airlines	1,782,053	—	—
Auto Components	2,372,432	—	—
Automobiles	4,690,509	—	—
Banks	80,473,988	—	—
Beverages	4,194,450	—	—
Biotechnology	36,977,924	—	—
Capital Markets	14,158,798	—	—
Chemicals	14,258,949	—	—
Commercial Services & Supplies	7,385,116	—	—
Communications Equipment	4,280,104	—	—
Construction & Engineering	1,006,346	—	—
Construction Materials	3,664,201	—	—
Consumer Finance	10,953,334	—	—
Containers & Packaging	1,101,657	—	—
Distributors	637,292	—	—
Diversified Financial Services	4,453,354	—	—
Diversified Telecommunication Services	6,027,432	—	—
Electric Utilities	12,606,135	—	—
Electrical Equipment	6,235,970	—	—
Electronic Equipment, Instruments & Components	9,129,577	—	—
Energy Equipment & Services	8,105,646	—	—
Food & Staples Retailing	14,515,470	—	—
Food Products	24,459,470	—	—
Health Care Equipment & Supplies	18,842,955	—	—
Health Care Providers & Services	26,608,340	—	—
Hotels, Restaurants & Leisure	44,721,816	—	—
Household Durables	755,927	—	—
Household Products	6,746,499	—	—
Industrial Conglomerates	5,898,206	—	—
Insurance	24,780,387	—	—
Internet & Catalog Retail	38,143,739	—	—
Internet Software & Services	66,200,549	9,877,409	—

IT Services	27,273,239	—	—
Life Sciences Tools & Services	2,686,217	—	—
Machinery	11,038,898	—	—
Media	20,718,306	—	—
Metals & Mining	1,281,802	—	—
Multi-Utilities	8,446,106	—	—
Multiline Retail	5,904,213	—	—
Oil, Gas & Consumable Fuels	33,589,008	—	—
Pharmaceuticals	63,480,676	—	—
Professional Services	6,263,384	—	—
Real Estate Investment Trusts (REITs)	30,815,826	—	—
Real Estate Management & Development	1,203,866	—	—
Road & Rail	4,595,057	—	—
Semiconductors & Semiconductor Equipment	20,461,402	—	—
Software	75,672,421	—	—
Specialty Retail	30,872,500	—	—
Technology Hardware, Storage & Peripherals	13,799,054	—	—
Textiles, Apparel & Luxury Goods	20,405,968	—	—
Thrifts & Mortgage Finance	3,040,420	—	—
Trading Companies & Distributors	4,661,054	—	—
Wireless Telecommunication Services	8,166,709	—	—
Affiliated Mutual Fund	110,931,825	—	—

Total	$1,027,884,732	$9,877,409	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date      July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date      July 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date      July 18, 2016

*	Print the name and title of each signing officer under his or her signature.